AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT	3 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT

5. AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT

Details regarding our intangible assets and the unfavorable gas gathering contract (included in other noncurrent liabilities), all of which are subject to amortization, follow.

	March 31, 2017
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
		(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(11,184)	$13,011
Contract intangibles	12.5	426,464	(155,019)	271,445
Rights-of-way	26.1	153,808	(26,486)	127,322
Total intangible assets		$604,467	$(192,689)	$411,778

Unfavorable gas gathering contract	10.0	$10,962	$(7,456)	$3,506

	December 31, 2016
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
		(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(10,795)	$13,400
Contract intangibles	12.5	426,464	(146,468)	279,996
Rights-of-way	26.1	153,015	(24,959)	128,056
Total intangible assets		$603,674	$(182,222)	$421,452

Unfavorable gas gathering contract	10.0	$10,962	$(6,916)	$4,046

We recognized amortization expense in other revenues as follows:

	Three months ended March 31,
	2017	2016
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(389)	$(338)
Amortization expense – unfavorable gas gathering contract	540	201

We recognized amortization expense in costs and expenses as follows:

	Three months ended March 31,
	2017	2016
	(In thousands)
Amortization expense – contract intangibles	$8,551	$8,854
Amortization expense – rights-of-way	1,527	1,503

The estimated aggregate annual amortization expected to be recognized for the remainder of 2017 and each of the four succeeding fiscal years follows.

	Intangible assets	Unfavorable gas gathering contract
	(In thousands)
2017	$31,531	$1,618
2018	41,349	1,888
2019	41,180	—
2020	43,429	—
2021	41,655	—